Intellectual Property - Schedule of Future Amortization Expense of Intangible Assets (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 860,484	$ 966,088
2022	441,584	860,484
2023	27,000	441,584
2024		27,000
Thereafter		15,750
Total	$ 2,069,385	$ 2,310,907	$ 3,141,938